Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Income Statement) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses									$ 13,014	$ 11,533	$ 11,100
Interest income									7	9	33
Interest expense									(700)	(684)	(705)
Other income (expense)									49	27	67
Income Before Income Taxes									1,298	1,660	1,694
Income tax benefit									440	547	460
Income Available for Common Shareholders									844	1,099	1,220
Weighted average common shares outstanding, basic									401	382	368
Weighted average common shares outstanding, diluted									402	392	386
Net earnings per common share, basic									$ 2.10	$ 2.86	$ 3.25
Net earnings per common share, diluted									$ 2.10	$ 2.82	$ 3.20
PG&E Corporation [Member]
Administrative service revenue									44	53	59
Operating expenses									(44)	(55)	(61)
Interest income									1	1	1
Interest expense									(22)	(35)	(43)
Other income (expense)									(17)	4	11
Equity in earnings of subsidiaries									852	1,105	1,231
Income Before Income Taxes									814	1,073	1,198
Income tax benefit									30	26	22
Income Available for Common Shareholders	$ 83	$ 200	$ 362	$ 199	$ 250	$ 258	$ 333	$ 258	$ 844	$ 1,099	$ 1,220
Weighted average common shares outstanding, basic									401	382	368
Weighted average common shares outstanding, diluted									402	392	386
Net earnings per common share, basic	$ 0.20	$ 0.50	$ 0.91	$ 0.50	$ 0.63	$ 0.66	$ 0.88	$ 0.69	$ 2.10	$ 2.86	$ 3.25
Net earnings per common share, diluted	$ 0.20	$ 0.50	$ 0.91	$ 0.50	$ 0.63	$ 0.66	$ 0.86	$ 0.67	$ 2.10	$ 2.82	$ 3.20